PATENTS	6 Months Ended
Feb. 28, 2021
Patents [Abstract]
PATENTS [Text Block]

6. PATENTS

On December 14, 2020 the Company signed Definitive Agreement to acquire 100% interest in United States Patent and Trademark Office ("USPTO") patent #6,024,086 - Solar energy collector having oval absorption tubes by issuing 1,000,000 common shares of the Company. The Company issued 1,000,000 additional common shares in escrow to be released upon the successful approval of patent pending work derived from patent #6,024,086. The shares were issued at a price of $0.0345 resulting in a purchase price of $69,000.